Nov. 28, 2018

BLACKROCK FUNDSSM

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 19, 2019 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Funds,

each dated November 28, 2018, as supplemented

Each Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses, Prospectuses and SAI, as applicable:

The last paragraph in the section of each Summary Prospectus entitled “Key Facts About iShares Edge MSCI Multifactor USA Index Fund — Principal Investment Strategies of the Fund” and “Key Facts About iShares Edge MSCI Multifactor Intl Index Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About iShares Edge MSCI Multifactor USA Index Fund — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About iShares Edge MSCI Multifactor Intl Index Fund — Principal Investment Strategies of the Fund,” “Details About the Funds — How Each Fund Invests — Multifactor USA Index Fund — Principal Investment Strategies” and “Details About the Funds — How Each Fund Invests — Multifactor Intl Index Fund — Principal Investment Strategies” are deleted in their entirety.

The section of each Summary Prospectus entitled “Key Facts About iShares Edge MSCI Multifactor USA Index Fund — Principal Risks of Investing in the Fund” and “Key Facts About iShares Edge MSCI Multifactor Intl Index Fund — Principal Risks of Investing in the Fund” and the sections of each Prospectus entitled “Fund Overview — Key Facts About iShares Edge MSCI Multifactor USA Index Fund — Principal Risks of Investing in the Fund,” “Fund Overview — Key Facts About iShares Edge MSCI Multifactor Intl Index Fund — Principal Risks of Investing in the Fund,” and “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds” are amended to delete “Non-Diversification Risk.”